Investment Securities - Amortized Cost and Estimated Fair Value by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
AFS, Amortized Cost
Due in one year or less	$ 3,631
Due after one year through five years	7,079
Due after five years through ten years	944
Due after ten years	67,195
Debt Securities, Available-for-sale, Amortized Cost, Total	78,849	$ 84,056
AFS, Fair Value
Due in one year or less	3,595
Due after one year through five years	6,642
Due after five years through ten years	875
Due after ten years	56,254
Debt Securities, Available-for-sale, Total	67,366	71,801
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date
Debt Securities, Held-to-Maturity, Amortized Cost, Total	54,107	57,713
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, Fair Value
Debt Securities, Held-to-Maturity, Fair Value	44,630	47,791
U.S. Treasury
AFS, Amortized Cost
Due in one year or less	3,603
Due after one year through five years	6,865
Due after five years through ten years	14
Due after ten years	29
Debt Securities, Available-for-sale, Amortized Cost, Total	10,511	11,080
AFS, Fair Value
Due in one year or less	3,567
Due after one year through five years	6,436
Due after five years through ten years	13
Due after ten years	25
Debt Securities, Available-for-sale, Total	10,041	10,295
GSE
AFS, Amortized Cost
Due in one year or less	0
Due after one year through five years	7
Due after five years through ten years	11
Due after ten years	375
Debt Securities, Available-for-sale, Amortized Cost, Total	393	339
AFS, Fair Value
Due in one year or less	0
Due after one year through five years	7
Due after five years through ten years	10
Due after ten years	345
Debt Securities, Available-for-sale, Total	362	303
Agency MBS – residential
AFS, Amortized Cost
Due in one year or less	0
Due after one year through five years	129
Due after five years through ten years	450
Due after ten years	60,410
Debt Securities, Available-for-sale, Amortized Cost, Total	60,989	65,377
AFS, Fair Value
Due in one year or less	0
Due after one year through five years	123
Due after five years through ten years	427
Due after ten years	50,739
Debt Securities, Available-for-sale, Total	51,289	55,225
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	54,107
Debt Securities, Held-to-Maturity, Amortized Cost, Total	54,107	57,713
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, Fair Value
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	44,630
Debt Securities, Held-to-Maturity, Fair Value	44,630	47,791
Agency MBS – commercial
AFS, Amortized Cost
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	71
Due after ten years	2,746
Debt Securities, Available-for-sale, Amortized Cost, Total	2,817	2,887
AFS, Fair Value
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	67
Due after ten years	2,181
Debt Securities, Available-for-sale, Total	2,248	2,424
States and political subdivisions
AFS, Amortized Cost
Due in one year or less	28
Due after one year through five years	70
Due after five years through ten years	168
Due after ten years	155
Debt Securities, Available-for-sale, Amortized Cost, Total	421	425
AFS, Fair Value
Due in one year or less	28
Due after one year through five years	68
Due after five years through ten years	177
Due after ten years	152
Debt Securities, Available-for-sale, Total	425	416
Non-agency MBS
AFS, Amortized Cost
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	218
Due after ten years	3,480
Debt Securities, Available-for-sale, Amortized Cost, Total	3,698	3,927
AFS, Fair Value
Due in one year or less	0
Due after one year through five years	0
Due after five years through ten years	169
Due after ten years	2,812
Debt Securities, Available-for-sale, Total	2,981	3,117
Other
AFS, Amortized Cost
Due in one year or less	0
Due after one year through five years	8
Due after five years through ten years	12
Due after ten years	0
Debt Securities, Available-for-sale, Amortized Cost, Total	20	21
AFS, Fair Value
Due in one year or less	0
Due after one year through five years	8
Due after five years through ten years	12
Due after ten years	0
Debt Securities, Available-for-sale, Total	$ 20	$ 21